LEASES LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the lease liabilities
At the beginning of the year	$ 280,168	$ 253,937
Increases	179,551	283,793
Acquisitions through business combination	134,471
Financial results, net	72,573	31,914
Payments	(196,180)	(121,016)	$ (126,595)
Decreases (included RECPAM and currency translation adjustments)	(82,287)	(168,460)
At the end of the year	$ 388,296	$ 280,168	$ 253,937